Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

16. Commitments and contingencies

(A) Leases commitments

The Company leases office premises and buildings under various non-cancellable operating leases that expire no later than 2023. Certain real estate leases include one or more options to renew. The exercise of lease renewal options is at the Company's sole discretion. Options to extend the lease are included in the lease term when it is reasonably certain the Company will exercise the option. The lease agreements do not contain any material residual value guarantee or material restrictive covenants.

The Company does not have a published credit rating because it has no publicly traded debt; therefore, the Company is generating its incremental borrowing rate (IBR), by taking reference to borrowing rate of entities similar to the Company. The reference rate will be adjusted by taking market borrowing rate and the term of the lease into consideration.

All leases with an initial term of 12 months or less that do not include an option to extend or purchase the underlying asset that the Company is reasonably certain to exercise ("short-term leases") are not recorded on the consolidated balance sheets. Short-term lease expenses are recognized on a straight-line basis over the lease term.

The following table presents the classification of ROU assets and lease liabilities as of December 31, 2019:

		December 31,
Leases	Consolidated balance sheets classification	2019
Assets
Operating ROU assets	Right of use assets, net	$1,785,194

Liabilities
Current operating lease liabilities	Current operating lease liabilities	(881,349)
Non-current operating lease liabilities	Non-current operating lease liabilities	(1,032,645)
Total lease liabilities		$(1,913,994)

The following table represents the lease costs for 2019:

		For the year ended December 31,
Lease costs	Consolidated statement of operations classification	2019
Operating lease expenses	Other selling and marketing expenses, General and administrative expenses	$1,039,783
Short-term lease expenses	Other selling and marketing expenses, General and administrative expenses	296,791
Total operating lease costs		$1,336,574

The Company leases certain office premises and buildings under non-cancelable operating leases. Rental expenses under operating leases for 2017, 2018 and 2019 were $585,375, $672,601, and $1,336,574, respectively.

Maturity of lease liabilities under non-cancelable operating leases as of December 31, 2019 are as follows:

Maturity of lease liabilities as of December 31, 2019
2020	$964,389
2021	811,757
2022 and thereafter	240,146
Total lease payments	2,016,292
Less: interest	(102,298)
Present value of lease liabilities	$1,913,994

The following table provides a summary of the Company's lease terms and discount rates for 2019:

For the year ended December 31,
Operating lease term and discount rate	2019
Weighted average remaining lease term (years)	2.23
Weighted average discount rate	4.75%

Supplemental information related to the Company's leases for 2019 is as follows:

For the year ended December 31,
Other information	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow payments for operating leases	$902,754
Leased assets obtained in exchange for operating lease liabilities	$598,734

Under ASC 840, future minimum payments for all non-cancellable operating leases with initial terms of one year or more at December 31, 2018 are as follows:

2019	$709,029
2020	715,253
2021	647,190
$2,071,472

(B) Legal matters

The Company is a party to legal matters and claims that are normal in the course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on its financial position, results of operations and cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.